Significant Accounting Policies (Details) - Schedule of intangible assets amortized over their estimated useful lives	12 Months Ended
Dec. 31, 2022
Core technology [Member]
Significant Accounting Policies (Details) - Schedule of intangible assets amortized over their estimated useful lives [Line Items]
Intangible assets amortized over their estimated useful lives	10 years 9 months
Customer relationships [Member]
Significant Accounting Policies (Details) - Schedule of intangible assets amortized over their estimated useful lives [Line Items]
Intangible assets amortized over their estimated useful lives	5 years 9 months